come ...........................                   14,989,072
                                                                   -----------
Realized and Unrealized Gain
(Loss) on Investments
Net realized loss on investment
    transactions ................................                   (1,199,398)
Net change in unrealized
    appreciation/depreciation
    of investments ..............................                   13,765,340
                                                                   -----------
Net gain on investments .........................                   12,565,942
                                                                   -----------
Dividends to Auction Preferred
Shareholders from
Net investment income ...........................                   (1,686,064)
                                                                   -----------
Net Increase in Net Assets Applicable
to Common Shareholders Resulting
from Operations .................................                  $25,868,950
                                                                   ===========

(a)   Commencement of operations.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 17

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
APPLICABLE TO COMMON SHAREHOLDERS
----------------------------------


STATEMENT OF CHANGES IN NET ASSETS
APPLICABLE TO COMMON SHAREHOLDERS

                                                                   January 28,
                                                                    2002(a) to
                                                                   October 31,
                                                                          2002
                                                                  =============
Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Resulting from Operations
Net investment income .........................................   $  14,989,072
Net realized loss on investment
    transactions ..............................................      (1,199,398)
Net change in unrealized
    appreciation/depreciation
    of investments ............................................      13,765,340
Dividends to Auction Preferred
Shareholders from
Net investment income .........................................      (1,686,064)
                                                                  -------------
Net increase in net assets applicable
    to Common Shareholders resulting
    from operations ...........................................      25,868,950
                                                                  -------------
Dividends to Common Shareholders from
Net investment income .........................................     (13,019,974)
Common Stock Transactions
Net increase ..................................................     290,308,765
                                                                  -------------
Total increase ................................................     303,157,741
Net Assets Applicable to Common Shareholders
Beginning of period ...........................................         100,005
                                                                  -------------
End of period (including undistributed net investment
    income of $283,034) .......................................   $ 303,257,746
                                                                  =============

(a)   Commencement of operations.

      See notes to financial statements.


--------------------------------------------------------------------------------
18 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
October 31, 2001

NOTE A

Significant Accounting Policies

Alliance National Municipal Income Fund, Inc. (the "Fund"), was incorporated in the state of Maryland on November 9, 2001 and is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. Prior to the commencement of operations on January 28, 2002, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 6,667 shares in the amount of $100,005 on January 23, 2002. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reporting amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange are generally valued at the last reported sale price or if there was no sale on such a day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Organization Expenses and Offering Costs

Offering costs of $614,150 ($0.03 per common share) were charged to paid-in capital of the Fund at the completion of the initial offering of common shares. The Adviser agreed to pay the amount by which the aggregate of all the Fund's organization expenses and all offering costs (other than sales load) exceeded $0.03 per common share.

Additionally, offering costs of $283,710 and sales load of $1,950,000 were charged to paid-in capital of the Fund


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

at the completion of the offering of the preferred shares on March 27, 2002.

As of October 31, 2002, total offering costs of $185,828 remain payable by the Fund.

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes original issue discounts and market discounts as adjustments to interest income.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. For the fiscal period ended October 31, 2002, there were no permanent differences.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .65 of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to waive a portion of its fees or reimburse the Fund for expenses in the amount of 0.25% of the Fund's average daily net assets for the first 5 full years of the Fund's operations, 0.20% of the Fund's average daily net assets in year 6, 0.15% in year 7, 0.10% in year 8, and 0.05% in year 9. For the period ended October 31, 2002, the amount of such fees waived was $848,126.

Under the term of a Shareholder, Inquiry Agency Agreement with Alliance Global Investor Services, Inc. (AGIS), an affiliate of the Adviser, the Fund reimburses AGIS for costs relating to servicing phone inquiries for the Fund. During the period ended October 31, 2002, there was no reimbursement paid to AGIS.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $528,742,658 and $52,440,168, respectively, for the period ended October 31, 2002. There were no purchases or sales of U.S. government and government agency obligations for the period ended October 31, 2002.

At October 31, 2002, the cost of investments for federal income tax purposes was $476,438,287. Accordingly, gross unrealized appreciation of investments was $14,675,068 and gross unrealized depreciation of investments was $909,728 resulting in net unrealized appreciation of $13,765,340.


--------------------------------------------------------------------------------
20 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE D

Distributions To Common Shareholders

The tax character of distributions paid to common shareholders during the fiscal period ended October 31, 2002 were as follows:

                                                                  2002
                                                              ===========
Distributions paid from:
    Ordinary income ..................................        $    26,652
    Tax exempt income ................................         11,365,824
                                                              -----------
Total distributions paid .............................        $11,392,476(a)
                                                              -----------

As of October 31, 2002, the components of accumulated earnings/(deficit) applicable to common shareholders on a tax basis were as follows:

Undistributed tax exempt income .......................       $  2,065,905
Accumulated capital and other losses ..................         (1,199,398)(b)
Unrealized appreciation/(depreciation) ................         13,765,340
                                                              ------------
Total accumulated earnings/(deficit) ..................       $ 14,631,847
                                                              ============

(a) Total distributions paid differ from the statement of changes in net assets applicable to common shareholders because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2002, the Fund had a net capital loss carryforward of $1,199,398, all of which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

NOTE E

Common Stock

The Fund has 1,999,992,200 shares of $.001 par value common stock authorized. There are 20,471,667 shares of common stock outstanding at October 31, 2002, of which the Adviser owns 6,667 shares. In addition to the shares issued to the Adviser, an initial public offering of the Fund's shares resulted in the issuance of 18,900,000 shares. Also, the Fund issued an additional 1,565,000 shares in connection with the exercise by the underwriters of the over-allotment option.


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE F

Preferred Stock

The Fund has authorized, issued and outstanding 7,800 shares of Auction Preferred Stock, consisting of 1,950 shares each of Series M, Series T, Series W and Series TH. The preferred shares have a liquidation value of $25,000 per share plus accumulated, unpaid dividends. The dividend rate on the Auction Preferred Stock may change generally every 7 days as set by the auction agent for Series M and T. The dividend rate on the Series M is 1.60% effective through November 8, 2002. The dividend rate on the Series T is 1.60% effective through November 5, 2002. The dividend rate on the Series W is 1.749% effective through August 6, 2003. The dividend rate on the Series TH is 1.698% effective through August 7, 2003.

At certain times, the Preferred Shares are redeemable by the Fund, in whole or in part, at $25,000 per share plus accumulated, unpaid dividends.

Although the Fund will not ordinarily redeem the Preferred Shares, it may be required to redeem shares if, for example, the Fund does not meet an asset coverage ratio required by law or to correct a failure to meet a rating agency guideline in a timely manner. The Fund voluntarily may redeem the Preferred Shares in certain circumstances.

The Preferred Shareholders, voting as a separate class, have the right to elect at least two Directors at all times and to elect a majority of the Directors in the event two years' dividends on the Preferred Shares are unpaid. In each case, the remaining Directors will be elected by the Common Shareholders and Preferred Shareholders voting together as a single class. The Preferred Shareholders will vote as a separate class on certain other matters as required under the Fund's Charter, the Investment Company Act of 1940 and Maryland law.


--------------------------------------------------------------------------------
22 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Common Stock Outstanding Throughout Each Period

                                                                        January 28,
                                                                         2002(a) to
                                                                        October 31,
                                                                               2002
                                                                        -----------
Net asset value, beginning of period ................................   $     14.33
                                                                        -----------
Income From Investment Operations
Net investment income(b)(c) .........................................           .74
Net realized and unrealized gain on investments .....................           .60
Dividends to preferred shareholders from
    Net investment income (common stock equivalent basis) ...........          (.08)
                                                                        -----------
Net increase in net asset value from operations .....................          1.26
                                                                        -----------
Less: Dividends to common shareholders from
    Net investment income ...........................................          (.64)
Common stock offering costs .........................................          (.03)
Preferred stock offering costs and sales load .......................          (.11)
                                                                        -----------
    Net asset value, end of period ..................................   $     14.81
                                                                        -----------
Market value, end of period .........................................   $     13.48
                                                                        -----------
Total Investment Return
Total investment return based on:(d)
Market value ........................................................         (5.92)%
Net asset value .....................................................          8.14%
Ratios/Supplemental Data:
Net assets applicable to common shareholders, end of period
    (000's omitted) .................................................   $   303,258
Preferred Stock, at redemption value ($25,000 per share
    liquidation preference) (000's omitted) .........................   $   195,000
Ratios to average net assets applicable to common shareholders of:(e)
    Expenses, net of fee waivers(f) .................................           .95%
    Expenses, before fee waivers(f) .................................          1.33%
    Net investment income, before preferred stock dividends(c)(f) ...          6.73%
    Preferred stock dividends .......................................           .76%
    Net investment income, net of preferred stock dividends(c) ......          5.97%
Portfolio turnover rate .............................................            13%
Asset coverage ratio ................................................           255%

See footnote summary on page 24.


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

(a) Commencement of operations. Net asset value immediately after the closing of the first public offering was $14.30.

(b)   Based on average shares outstanding.

(c)   Net of fees waived by the Adviser.

(d) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.

(f) These expense and net investment income ratios do not reflect the effect of dividend payments to preferred shareholders.


--------------------------------------------------------------------------------
24 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

                                                     ---------------------------
                                                     REPORT OF ERNST & YOUNG LLP
                                                            INDEPENDENT AUDITORS
                                                     ---------------------------

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of Alliance National Municipal Income Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Alliance National Municipal Income Fund, Inc. (the "Fund"), including the portfolio of investments, as of October 31, 2002, and the related statement of operations, the statement of changes in net assets applicable to common shareholders and the financial highlights for the period from January 28, 2002 (commencement of operations) to October 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance National Municipal Income Fund, Inc. at October 31, 2002, the results of its operations, the changes in its net assets applicable to common shareholders and the financial highlights for the period from January 28, 2002 (commencement of operations) to October 31, 2002, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
December 10, 2002

FEDERAL INCOME TAX INFORMATION
(unaudited)

In accordance with Federal tax law, the Fund's designation of "exempt-interest dividends" paid during the fiscal year ended October 31, 2002 was $12,892,934. As required by Federal tax law rules, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 2002 calendar year on Form 1099-DIV which will be mailed by January 31, 2003.


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 25

----------------------
ADDITIONAL INFORMATION
----------------------

ADDITIONAL INFORMATION
(unaudited)

Shareholders whose shares are registered in their own names can elect to participate in the Dividend Reinvestment Plan (the "Plan"), pursuant to which dividends and capital gain distributions to shareholders will be paid in or reinvested in additional shares of the Fund (the "Dividend Shares"). Equiserve Trust Company NA, (the "Agent") will act as agent for participants under the Plan. Shareholders whose shares are held in the name of broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan.

If the Board declares an income distribution or determines to make a capital gain distribution payable either in shares or in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of Common Stock of the Fund valued as follows:

(i) If the shares of Common Stock are trading at net asset value or at a premium above net asset value at the time of valuation, the Fund will issue new shares at the greater of net asset value or 95% of the then current market price.

(ii) If the shares of Common Stock are trading at a discount from net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and apply it to the purchase of the Fund's shares of Common Stock in the open market on the New York Stock Exchange or elsewhere, for the participants' accounts. Such purchases will be made on or shortly after the payment date for such dividend or distribution and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with Federal securities laws. If, before the Plan agent has completed its purchases, the market price exceeds the net asset value of a share of Common Stock, the average purchase price per share paid by the Plan agent may exceed the net asset value of the Fund's shares of Common Stock, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

The Agent will maintain all shareholders' accounts in the Plan and furnish written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Agent in non-certificate form in the name of the participant, and each shareholder's proxy will include those shares purchased or received pursuant to the Plan.

There will be no charges with respect to shares issued directly by the Fund to
 -------------
Louisiana-4.9%
Calcasieu Parish SFMR
    Mtg Rev GNMA/FNMA Ser 02A
    4.50%, 4/01/33(a) ...................      Aaa      1,500        1,565,880


--------------------------------------------------------------------------------
10 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                          Standard  Principal
                                          & Poor's     Amount
                                          Rating +      (000)            Value
------------------------------------------------------------------------------

Louisiana Dev Fin Auth
    Tobacco Settlement Bonds Ser 01B
    5.875%, 5/15/39 .....................        A   $ 10,000    $   9,079,800
Louisiana Hsg Fin Agy SFMR
    Mtg Rev GNMA Ser 02C AMT
    4.00%, 6/01/33(a) ...................      Aaa      4,115        4,173,968
                                                                 -------------
                                                                    14,819,648
                                                                 -------------
Massachusetts-3.0%
Mass Hlth & Ed Fac Hosp Rev
    (Berkshire Hlth Sys)
    Ser 01E Asset Gty
    5.70%, 10/01/25 .....................       AA      2,000        2,082,340
Massachusetts Hlth & Ed Fac Hosp Rev
    (Cape Cod Healthcare)
    Ser 01C Asset Gty
    5.25%, 11/15/31 .....................       AA      2,100        2,090,655
Massachusetts Trpk Auth
    (Metro System Hwy) AMBAC Ser 99A
    5.00%, 1/01/39 ......................      AAA      5,000        4,966,550
                                                                 -------------
                                                                     9,139,545
                                                                 -------------
Michigan-2.0%
Detroit Loc Dev Fin Auth
    (Daimler/Chrysler Plant) Ser 98A
    5.50%, 5/01/21 ......................      BB-      1,755        1,484,309
Saginaw Hosp Fin Auth
    (Covenant Med Ctr) Ser 00F
    6.50%, 7/01/30 ......................        A      4,410        4,682,009
                                                                 -------------
                                                                     6,166,318
                                                                 -------------
Minnesota-0.4%
Dakota Cnty Comm Dev Agy MFHR
    (Buffalo Ridge Apts) GNMA Ser 02
    5.40%, 7/20/28(a) ...................      Aaa      1,265        1,292,779
                                                                 -------------
Missouri-1.4%
Missouri Hsg Dev Comm SFMR
    Mtg Rev GNMA/FNMA
    Ser 02A-1 AMT
    4.00%, 9/01/32 ......................      AAA      4,200        4,273,416
                                                                 -------------
Nevada-14.9%
Clark Cnty Arpt Rev
    FGIC Ser 01B AMT
    5.25%, 7/01/34 ......................      AAA     11,920       12,059,702
Nevada Dept Bus & Ind Transp Rev
    (Las Vegas Monorail Proj) AMBAC
    Ser 00
    5.625%, 1/01/32 .....................      AAA     11,720       12,269,551
Reno Capital Improvement Rev
    FGIC Ser 02
    5.375%, 6/01/32 .....................      AAA      7,500        7,705,875


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                          Standard  Principal
                                          & Poor's     Amount
                                          Rating +      (000)            Value
------------------------------------------------------------------------------

Reno Special Tax Rev
    (Retrac Transp Proj) AMBAC Ser 02
    5.25%, 6/01/41 ......................      AAA   $  1,000    $   1,016,510
Truckee Meadows Wtr Auth
    Wtr Rev FSA Ser 01A
    5.25%, 7/01/34 ......................      AAA     12,000       12,140,640
                                                                 -------------
                                                                    45,192,278
                                                                 -------------
New Hampshire-1.7%
New Hampshire Hlth & Ed Fac Hosp Rev
    (Covenant Med Ctr) Ser 02
    6.125%, 7/01/31 .....................       A-      5,000        5,123,400
                                                                 -------------
North Dakota-1.2%
North Dakota HFA SFMR
    Mtg Rev Ser 02A
    5.65%, 1/01/34(a) ...................      Aa2      3,500        3,574,935
                                                                 -------------
Ohio-6.2%
Cleveland-Cuyahoga Cnty Port
    Auth Rev Ser 01
    7.35%, 12/01/31 .....................       NR      7,800        7,965,126
Ohio HFA SFMR
    Mtg Rev GNMA Ser 00D AMT
    6.05%, 3/01/31(a) ...................      Aaa     10,305       10,768,828
                                                                 -------------
                                                                    18,733,954
                                                                 -------------
Pennsylvania-4.9%
Pennsylvania Trpk Comm Transp Rev
    AMBAC Ser 01
    5.00%, 7/15/41 ......................      AAA      5,000        4,948,900
Philadelphia Hosp Rev
    (Temple Univ Hosp) Ser 93A
    6.625%, 11/15/23 ....................      BBB      3,250        3,291,990
Southeastern Trans Auth
    FGIC Ser 99A
    4.75%, 3/01/29 ......................      AAA      4,000        3,848,560
Washington Cnty Auth Rev
    Capital Funding AMBAC Ser 99
    6.15%, 12/01/29 .....................      AAA      2,300        2,644,862
                                                                 -------------
                                                                    14,734,312
                                                                 -------------
South Carolina-0.3%
South Carolina
    Tobacco Settlement Bonds Ser 01B
    6.375%, 5/15/30 .....................        A      1,000          982,790
                                                                 -------------
South Dakota-0.2%
South Dakota
    Tobacco Settlement Bonds Ser 02B
    6.50%, 6/01/32 ......................        A        500          494,145
                                                                 -------------


--------------------------------------------------------------------------------
12 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                          Standard  Principal
                                          & Poor's     Amount
                                          Rating +      (000)            Value
------------------------------------------------------------------------------

Texas-19.9%
Bexar Cnty Hsg Fin Corp MFHR
    (Doral Club & Sutton House Apts)
    MBIA Ser 01A
    5.55%, 10/01/36(a) ..................      Aaa   $ 15,000    $  15,175,350
Dallas-Fort Worth Int'l Arpt Rev
    FGIC Ser 01 AMT
    5.50%, 11/01/35 .....................      AAA     10,000       10,256,500
Gulf Coast Waste Disp Auth
    (Anheuser-Busch Proj) Ser 02 AMT
    5.90%, 4/01/36 ......................       A+      9,000        9,287,730
Harris Cnty
    Toll Road Rev FSA Ser 02
    5.125%, 8/15/32 .....................      AAA      2,500        2,508,375
Houston
    (Northeast Wtr Purification Proj)
    FGIC Ser 02
    5.125%, 3/01/32 .....................      AAA      7,000        7,027,790
San Antonio Arpt Sys Rev
    FGIC Ser 02A AMT
    5.25%, 7/01/27 ......................      AAA      6,250        6,273,062
Texas GO
    Ser 02A AMT
    5.50%, 8/01/41 ......................       AA      9,470        9,684,117
                                                                 -------------
                                                                    60,212,924
                                                                 -------------
Utah-0.5%
Utah Hsg Corp MFHR
    Mtg Rev (Bluffs Apts Proj) GNMA
    Ser 02A AMT
    5.60%, 7/20/30(a) ...................      Aaa      1,480        1,527,375
                                                                 -------------
Virginia-2.8%
Fauquier Cnty IDA Hosp Rev
    Asset Gty Ser 02
    5.25%, 10/01/31 .....................       AA      8,500        8,559,500
                                                                 -------------
Washington-9.6%
King Cnty
    Swr Rev FSA Ser 02A
    5.25%, 1/01/32 ......................      AAA      4,000        4,049,000
Twenty-Fifth Ave Pptys Student
    Hsg Rev (University of WA)
    MBIA Ser 02
    5.25%, 6/01/33 ......................      AAA      9,750        9,881,430
Washington HFA SFMR
    Mtg Rev GNMA/FNMA Ser 02A AMT
    4.00%, 6/01/29(a) ...................      Aaa     10,000       10,266,200


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 13

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                          Standard  Principal
                                          & Poor's     Amount
                                          Rating +      (000)            Value
------------------------------------------------------------------------------

Western Washington University
    Student Rec Fee MBIA Ser 02
    5.00%, 5/01/33 ......................      AAA   $  5,110    $   5,054,761
                                                                 -------------
                                                                    29,251,391
                                                                 -------------
Wisconsin-10.9%
Badger Tobacco Asset Sec Corp
    Tobacco Settlement Bonds Ser 02
    6.375%, 6/01/32 .....................        A      5,000        4,810,300
Wisconsin Hlth & Ed Fac Auth
    Hosp Rev(Ministry Hlth Care)
    MBIA Ser 02A
    5.25%, 2/15/32 ......................      AAA     13,615       13,699,821
Wisconsin Hsg & Economic Dev Auth
    SFMR Mtg Rev Ser 02A AMT
    5.50%, 9/01/32 ......................       AA      9,200        9,263,112
Wisconsin Hsg Auth SFMR
    Mtg Rev MBIA Ser 02A AMT
    5.60%, 5/01/33 ......................      AAA      5,000        5,140,750
                                                                 -------------
                                                                    32,913,983
                                                                 -------------
Total Long-Term Municipal Bonds
    (cost $475,088,287) .................                          488,853,627
                                                                 -------------
Short-Term Municipal Notes(b)-0.4%
Illinois-0.0%
Illinois Hlth Facs Auth Rev
    (Resurrection Hlth Proj) Ser A
    2.00%, 5/15/29 ......................      A-1        150          150,000
                                                                 -------------
New York-0.4%
New York Hsg Dev Corp MFHR
    Mtg Rev (East 17th St Properties)
    Ser 93A
    2.00%, 1/01/23 ......................     A-1+        700          700,000
New York State Energy Res & Dev
    Auth PCR (Niagara Mohawk Pwr)
    Ser 85A
    2.15%, 7/01/15 ......................     A-1+        500          500,000
                                                                 -------------
                                                                     1,200,000
                                                                 -------------
Total Short-Term Municipal Notes
    (cost $1,350,000) ...................                            1,350,000
                                                                 -------------
Total Investments-161.6%
    (cost $476,438,287) .................                          490,203,627
Other assets less liabilities-2.7% ......                            8,054,119
Preferred Stock, at redemption
    value-(64.3%) .......................                         (195,000,000)
                                                                 -------------

Net Assets Applicable to Common
    Shareholders-100.0%(c) ..............                        $ 303,257,746
                                                                 =============


--------------------------------------------------------------------------------
14 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

+     Unaudited.

(a)   Moody's or Fitch Rating, unaudited.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(c) Portfolio percentages are calculated based on net assets applicable to common shareholders.

      Glossary of Terms:

      AMBAC  American Municipal Bond Assurance Corporation
      AMT    Alternative Minimum Tax - (subject to)
      FGIC   Financial Guaranty Insurance Company
      FNMA   Federal National Mortgage Association
      FSA    Financial Security Assurance, Inc.
      GNMA   Government National Mortgage Association
      GO     General Obligation
      HFA    Housing Finance Authority
      IDA    Industrial Development Authority
      MBIA   Municipal Bond Investors Assurance
      MFHR   Multi-Family Housing Revenue
      NR     Rating not applied for
      PCR    Pollution Control Revenue
      SFMR   Single Family Mortgage Revenue

      See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 15

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
October 31, 2002

Assets
Investments in securities, at value (cost $476,438,287) ......    $ 490,203,627
Cash .........................................................           91,178
Interest receivable ..........................................        8,760,283
Receivable for investment securities sold ....................        3,822,258
Prepaid expenses .............................................          183,496
                                                                  -------------
Total assets .................................................      503,060,842
                                                                  -------------
Liabilities
Payable for investment securities purchased ..................        2,464,100
Dividends payable--common shares .............................        1,627,498
Payable for offering costs ...................................          185,828
Advisory fee payable .........................................          170,664
Dividends payable--preferred shares ..........................          155,373
Accrued expenses and other liabilities .......................          199,633
                                                                  -------------
Total liabilities ............................................        4,803,096
                                                                  -------------
Preferred Stock, at redemption value
    $.001 par value per share; 7,800 shares
    Auction Preferred Stock authorized, issued and
    outstanding at $25,000 per share liquidation
    preference ...............................................      195,000,000
                                                                  -------------
Net Assets Applicable to Common Shareholders .................    $ 303,257,746
                                                                  =============
Composition of Net Assets Applicable to
Common Shareholders
Common stock, $.001 par value per
    share; 1,999,992,200 shares authorized,
    20,471,667 shares issued and outstanding .................    $      20,472
Additional paid-in capital ...................................      290,388,298
Undistributed net investment income ..........................          283,034
Accumulated net realized loss on investment transactions .....       (1,199,398)
Net unrealized appreciation of investments ...................       13,765,340
                                                                  -------------
Net Assets Applicable to Common Shareholders .................    $ 303,257,746
                                                                  =============
Net Asset Value Applicable to Common Shareholders
    (based on 20,471,667 common shares outstanding) ..........           $14.81
                                                                         ======

See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
January 29, 2002(a) to October 31, 2002

Investment Income
Interest ........................................                  $17,098,560
Expenses
Advisory fee ....................................   $ 2,205,129
Auction Preferred Stock-auction
    agent's fees ................................       289,189
Custodian .......................................       126,113
Audit and legal .................................        99,590
Printing ........................................        74,776
Registration fees ...............................        33,678
Transfer agency .................................        31,910
Directors' fees and expenses ....................        24,000
Miscellaneous ...................................        73,229
                                                    -----------
Total expenses ..................................     2,957,614
Less: expenses waived by the Adviser
    (see Note B) ................................      (848,126)
                                                    -----------
Net expenses ....................................                    2,109,488
                                                                   -----------
Net investment income ...........................                   14,989,072
                                                                   -----------
Realized and Unrealized Gain
(Loss) on Investments
Net realized loss on investment
    transactions ................................                   (1,199,398)
Net change in unrealized
    appreciation/depreciation
    of investments ..............................                   13,765,340
                                                                   -----------
Net gain on investments .........................                   12,565,942
                                                                   -----------
Dividends to Auction Preferred
Shareholders from
Net investment income ...........................                   (1,686,064)
                                                                   -----------
Net Increase in Net Assets Applicable
to Common Shareholders Resulting
from Operations .................................                  $25,868,950
                                                                   ===========

(a)   Commencement of operations.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 17

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
APPLICABLE TO COMMON SHAREHOLDERS
----------------------------------


STATEMENT OF CHANGES IN NET ASSETS
APPLICABLE TO COMMON SHAREHOLDERS

                                                                   January 28,
                                                                    2002(a) to
                                                                   October 31,
                                                                          2002
                                                                  =============
Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Resulting from Operations
Net investment income .........................................   $  14,989,072
Net realized loss on investment
    transactions ..............................................      (1,199,398)
Net change in unrealized
    appreciation/depreciation
    of investments ............................................      13,765,340
Dividends to Auction Preferred
Shareholders from
Net investment income .........................................      (1,686,064)
                                                                  -------------
Net increase in net assets applicable
    to Common Shareholders resulting
    from operations ...........................................      25,868,950
                                                                  -------------
Dividends to Common Shareholders from
Net investment income .........................................     (13,019,974)
Common Stock Transactions
Net increase ..................................................     290,308,765
                                                                  -------------
Total increase ................................................     303,157,741
Net Assets Applicable to Common Shareholders
Beginning of period ...........................................         100,005
                                                                  -------------
End of period (including undistributed net investment
    income of $283,034) .......................................   $ 303,257,746
                                                                  =============

(a)   Commencement of operations.

      See notes to financial statements.


--------------------------------------------------------------------------------
18 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
October 31, 2001

NOTE A

Significant Accounting Policies

Alliance National Municipal Income Fund, Inc. (the "Fund"), was incorporated in the state of Maryland on November 9, 2001 and is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. Prior to the commencement of operations on January 28, 2002, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 6,667 shares in the amount of $100,005 on January 23, 2002. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reporting amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange are generally valued at the last reported sale price or if there was no sale on such a day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Organization Expenses and Offering Costs

Offering costs of $614,150 ($0.03 per common share) were charged to paid-in capital of the Fund at the completion of the initial offering of common shares. The Adviser agreed to pay the amount by which the aggregate of all the Fund's organization expenses and all offering costs (other than sales load) exceeded $0.03 per common share.

Additionally, offering costs of $283,710 and sales load of $1,950,000 were charged to paid-in capital of the Fund


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

at the completion of the offering of the preferred shares on March 27, 2002.

As of October 31, 2002, total offering costs of $185,828 remain payable by the Fund.

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes original issue discounts and market discounts as adjustments to interest income.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. For the fiscal period ended October 31, 2002, there were no permanent differences.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .65 of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to waive a portion of its fees or reimburse the Fund for expenses in the amount of 0.25% of the Fund's average daily net assets for the first 5 full years of the Fund's operations, 0.20% of the Fund's average daily net assets in year 6, 0.15% in year 7, 0.10% in year 8, and 0.05% in year 9. For the period ended October 31, 2002, the amount of such fees waived was $848,126.

Under the term of a Shareholder, Inquiry Agency Agreement with Alliance Global Investor Services, Inc. (AGIS), an affiliate of the Adviser, the Fund reimburses AGIS for costs relating to servicing phone inquiries for the Fund. During the period ended October 31, 2002, there was no reimbursement paid to AGIS.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $528,742,658 and $52,440,168, respectively, for the period ended October 31, 2002. There were no purchases or sales of U.S. government and government agency obligations for the period ended October 31, 2002.

At October 31, 2002, the cost of investments for federal income tax purposes was $476,438,287. Accordingly, gross unrealized appreciation of investments was $14,675,068 and gross unrealized depreciation of investments was $909,728 resulting in net unrealized appreciation of $13,765,340.


--------------------------------------------------------------------------------
20 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE D

Distributions To Common Shareholders

The tax character of distributions paid to common shareholders during the fiscal period ended October 31, 2002 were as follows:

                                                                  2002
                                                              ===========
Distributions paid from:
    Ordinary income ..................................        $    26,652
    Tax exempt income ................................         11,365,824
                                                              -----------
Total distributions paid .............................        $11,392,476(a)
                                                              -----------

As of October 31, 2002, the components of accumulated earnings/(deficit) applicable to common shareholders on a tax basis were as follows:

Undistributed tax exempt income .......................       $  2,065,905
Accumulated capital and other losses ..................         (1,199,398)(b)
Unrealized appreciation/(depreciation) ................         13,765,340
                                                              ------------
Total accumulated earnings/(deficit) ..................       $ 14,631,847
                                                              ============

(a) Total distributions paid differ from the statement of changes in net assets applicable to common shareholders because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2002, the Fund had a net capital loss carryforward of $1,199,398, all of which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

NOTE E

Common Stock

The Fund has 1,999,992,200 shares of $.001 par value common stock authorized. There are 20,471,667 shares of common stock outstanding at October 31, 2002, of which the Adviser owns 6,667 shares. In addition to the shares issued to the Adviser, an initial public offering of the Fund's shares resulted in the issuance of 18,900,000 shares. Also, the Fund issued an additional 1,565,000 shares in connection with the exercise by the underwriters of the over-allotment option.


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE F

Preferred Stock

The Fund has authorized, issued and outstanding 7,800 shares of Auction Preferred Stock, consisting of 1,950 shares each of Series M, Series T, Series W and Series TH. The preferred shares have a liquidation value of $25,000 per share plus accumulated, unpaid dividends. The dividend rate on the Auction Preferred Stock may change generally every 7 days as set by the auction agent for Series M and T. The dividend rate on the Series M is 1.60% effective through November 8, 2002. The dividend rate on the Series T is 1.60% effective through November 5, 2002. The dividend rate on the Series W is 1.749% effective through August 6, 2003. The dividend rate on the Series TH is 1.698% effective through August 7, 2003.

At certain times, the Preferred Shares are redeemable by the Fund, in whole or in part, at $25,000 per share plus accumulated, unpaid dividends.

Although the Fund will not ordinarily redeem the Preferred Shares, it may be required to redeem shares if, for example, the Fund does not meet an asset coverage ratio required by law or to correct a failure to meet a rating agency guideline in a timely manner. The Fund voluntarily may redeem the Preferred Shares in certain circumstances.

The Preferred Shareholders, voting as a separate class, have the right to elect at least two Directors at all times and to elect a majority of the Directors in the event two years' dividends on the Preferred Shares are unpaid. In each case, the remaining Directors will be elected by the Common Shareholders and Preferred Shareholders voting together as a single class. The Preferred Shareholders will vote as a separate class on certain other matters as required under the Fund's Charter, the Investment Company Act of 1940 and Maryland law.


--------------------------------------------------------------------------------
22 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Common Stock Outstanding Throughout Each Period

                                                                        January 28,
                                                                         2002(a) to
                                                                        October 31,
                                                                               2002
                                                                        -----------
Net asset value, beginning of period ................................   $     14.33
                                                                        -----------
Income From Investment Operations
Net investment income(b)(c) .........................................           .74
Net realized and unrealized gain on investments .....................           .60
Dividends to preferred shareholders from
    Net investment income (common stock equivalent basis) ...........          (.08)
                                                                        -----------
Net increase in net asset value from operations .....................          1.26
                                                                        -----------
Less: Dividends to common shareholders from
    Net investment income ...........................................          (.64)
Common stock offering costs .........................................          (.03)
Preferred stock offering costs and sales load .......................          (.11)
                                                                        -----------
    Net asset value, end of period ..................................   $     14.81
                                                                        -----------
Market value, end of period .........................................   $     13.48
                                                                        -----------
Total Investment Return
Total investment return based on:(d)
Market value ........................................................         (5.92)%
Net asset value .....................................................          8.14%
Ratios/Supplemental Data:
Net assets applicable to common shareholders, end of period
    (000's omitted) .................................................   $   303,258
Preferred Stock, at redemption value ($25,000 per share
    liquidation preference) (000's omitted) .........................   $   195,000
Ratios to average net assets applicable to common shareholders of:(e)
    Expenses, net of fee waivers(f) .................................           .95%
    Expenses, before fee waivers(f) .................................          1.33%
    Net investment income, before preferred stock dividends(c)(f) ...          6.73%
    Preferred stock dividends .......................................           .76%
    Net investment income, net of preferred stock dividends(c) ......          5.97%
Portfolio turnover rate .............................................            13%
Asset coverage ratio ................................................           255%

See footnote summary on page 24.


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

(a) Commencement of operations. Net asset value immediately after the closing of the first public offering was $14.30.

(b)   Based on average shares outstanding.

(c)   Net of fees waived by the Adviser.

(d) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.

(f) These expense and net investment income ratios do not reflect the effect of dividend payments to preferred shareholders.


--------------------------------------------------------------------------------
24 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

                                                     ---------------------------
                                                     REPORT OF ERNST & YOUNG LLP
                                                            INDEPENDENT AUDITORS
                                                     ---------------------------

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of Alliance National Municipal Income Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Alliance National Municipal Income Fund, Inc. (the "Fund"), including the portfolio of investments, as of October 31, 2002, and the related statement of operations, the statement of changes in net assets applicable to common shareholders and the financial highlights for the period from January 28, 2002 (commencement of operations) to October 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance National Municipal Income Fund, Inc. at October 31, 2002, the results of its operations, the changes in its net assets applicable to common shareholders and the financial highlights for the period from January 28, 2002 (commencement of operations) to October 31, 2002, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
December 10, 2002

FEDERAL INCOME TAX INFORMATION
(unaudited)

In accordance with Federal tax law, the Fund's designation of "exempt-interest dividends" paid during the fiscal year ended October 31, 2002 was $12,892,934. As required by Federal tax law rules, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 2002 calendar year on Form 1099-DIV which will be mailed by January 31, 2003.


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 25

----------------------
ADDITIONAL INFORMATION
----------------------

ADDITIONAL INFORMATION
(unaudited)

Shareholders whose shares are registered in their own names can elect to participate in the Dividend Reinvestment Plan (the "Plan"), pursuant to which dividends and capital gain distributions to shareholders will be paid in or reinvested in additional shares of the Fund (the "Dividend Shares"). Equiserve Trust Company NA, (the "Agent") will act as agent for participants under the Plan. Shareholders whose shares are held in the name of broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan.

If the Board declares an income distribution or determines to make a capital gain distribution payable either in shares or in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of Common Stock of the Fund valued as follows:

(i) If the shares of Common Stock are trading at net asset value or at a premium above net asset value at the time of valuation, the Fund will issue new shares at the greater of net asset value or 95% of the then current market price.

(ii) If the shares of Common Stock are trading at a discount from net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and apply it to the purchase of the Fund's shares of Common Stock in the open market on the New York Stock Exchange or elsewhere, for the participants' accounts. Such purchases will be made on or shortly after the payment date for such dividend or distribution and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with Federal securities laws. If, before the Plan agent has completed its purchases, the market price exceeds the net asset value of a share of Common Stock, the average purchase price per share paid by the Plan agent may exceed the net asset value of the Fund's shares of Common Stock, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

The Agent will maintain all shareholders' accounts in the Plan and furnish written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Agent in non-certificate form in the name of the participant, and each shareholder's proxy will include those shares purchased or received pursuant to the Plan.

There will be no charges with respect to shares issued directly by the Fund to satisfy the dividend reinvestment requirements. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Agent's open market purchases of shares.


--------------------------------------------------------------------------------
26 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

                                                          ----------------------
                                                          ADDITIONAL INFORMATION
                                                          ----------------------

The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to participants in the Plan at least 90 days before the record date for such dividend or distribution. The Plan may also be amended or terminated by the Agent on at least 90 days' written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Agent at Equiserve Trust Company N.A. c/o Alliance National Municipal Income fund, P.O. Box 43011, Providence, RI 02940-3011

Since the filing of the most recent amendment to the Fund's registration statement with the Securities and Exchange Commission, there have been (i) no material changes in the Fund's investment objectives or policies, (ii) no changes to the Fund's charter or by-laws that would delay or prevent a change of control of the Fund, (iii) no material changes in the principal risk factors associated with investment in the Fund, and (iv) no change to the persons primarily responsible for the day-to-day management of the Fund's portfolio, who are David Dowden, and Terrance Hults, each of whom is a Vice President of the Fund.


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 27

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS

basis point

One basis point equals 0.01%.

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

bond

Bonds are issued by governments or corporations when they need to raise cash. Bonds are sold, or issued, to investors and have a maturity date, which is the date the issuer is obligated to repay the investor for the principal, or face amount, of the bond. Bonds also pay interest until maturity. Bonds are also called fixed-income securities.

credit rating

Credit ratings are issued by independent organizations, such as the Standard & Poor's Ratings group or Moody's Investors Service. These groups attempt to assess the likelihood that the issuer of the bond will be able to make timely payments of principal and interest on the bond, based on such factors as the issuer's financial condition and any collateral securing these obligations. Ratings typically range from AAA, which is the highest rating, to D, which is the lowest.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

yield

The rate of return on an asset, usually referring to dividend or interest payments, expressed as a percentage of current market price.


--------------------------------------------------------------------------------
28 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $369 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 43 of the FORTUNE 100 companies and public retirement funds in 44 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 600 investment professionals in 36 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 9/30/02.


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 29

------------------
BOARD OF DIRECTORS
------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Guy Davidson, Senior Vice President
Wayne D. Lyski, Senior Vice President
David M. Dowden, Vice President
Terrance T. Hults, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent, Dividend Paying Agent and Registrar

Equiserve Trust Company N.A.
P.O. Box 43011
Providence, RI 02940-3011

(1) Member of the Audit Committee.


--------------------------------------------------------------------------------
30 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

                                                          ----------------------
                                                          MANAGEMENT OF THE FUND
                                                          ----------------------

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                                         PORTFOLIOS
                                                                                           IN FUND            OTHER
    NAME, AGE OF DIRECTOR,                          PRINCIPAL                              COMPLEX         DIRECTORSHIPS
           ADDRESS                                OCCUPATION(S)                          OVERSEEN BY          HELD BY
      (YEARS OF SERVICE*)                      DURING PAST 5 YEARS                        DIRECTOR           DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR**
John D. Carifa, **, 57              President, Chief Operating Officer and a                 114               None
1345 Avenue of the                  Director of Alliance Capital Management
Americas                            Corporation ("ACMC"), with which he has
New York, NY 10105                  been associated with since prior to 1997.
(1)

DISINTERESTED DIRECTORS
Ruth Block, #+, 72                  Formerly an Executive Vice President                     93                None
P.O. Box 4623                       and Chief Insurance Officer of The
Stamford, CT 06903                  Equitable Life Assurance Society of the
(1)                                 United States; Chairman and Chief
                                    Executive Officer of Evlico. Formerly a
                                    Director of Avon, BP Amoco Corporation,
                                    Ecolab, Inc., Tandem Financial Group and
                                    Donaldson, Lufkin & Jenrette Securities
                                    Corporation.

David H. Dievler, #+, 73            Independent Consultant. Until December                   98                None
P.O. Box 167                        1994, Senior Vice President of ACMC
Spring Lake, NJ 07762               responsible for mutual fund administration.
(1)                                 Prior to joining ACMC in 1984, Chief
                                    Financial Officer of Eberstadt Asset
                                    Management since 1968. Prior to that, Senior
                                    Manager at Price Waterhouse & Co. Member of
                                    the American Institute of Certified Public
                                    Accountants since 1953.

John H. Dobkin, #+, 60              Consultant. Formerly a Senior Advisor                    94                None
P.O. Box 12                         from June 1999-June 2000 and President
Annandale, NY 12504                 (December 1989-May 1999) of Historic
(1)                                 Hudson Valley (historic preservation).
                                    Previously, Director of the National Academy
                                    of Design and during 1988-92, Director and
                                    Chairman of the Audit Committee of ACMC.

William H. Foulk, Jr., #+, 70       Investment Adviser and Independent                      110               None
2 Soundview Drive                   Consultant. Formerly Senior Manager
Suite 100                           of Barrett Associates, Inc., a registered
Greenwich, CT 06830                 investment adviser, with which he had
(1)                                 been associated since prior to 1997.
                                    Formerly Deputy Comptroller of the State of
                                    New York and, prior thereto, Chief Investment
                                    Officer of the New York Bank for Savings.


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 31

----------------------
MANAGEMENT OF THE FUND
----------------------

                                                                                         PORTFOLIOS
                                                                                           IN FUND          OTHER
    NAME, AGE OF DIRECTOR,                          PRINCIPAL                              COMPLEX       DIRECTORSHIPS
           ADDRESS                                OCCUPATION(S)                          OVERSEEN BY        HELD BY
      (YEARS OF SERVICE*)                      DURING PAST 5 YEARS                        DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)
Dr. James M. Hester, #+, 78         President of The Harry Frank                             11                None
25 Cleveland Lane                   Guggenheim Foundation, with which
Princeton, NJ 08540                 he has been associated since prior to
(1)                                 1997. Formerly President of New York
                                    University and the New York Botanical
                                    Garden, Rector of the United Nations
                                    University and Vice Chairman of the Board of
                                    the Federal Reserve Bank of New York.

Clifford L. Michel, #+ 63           Senior Counsel of the law firm of Cahill                 93          Placer Dome Inc.
15 St. Bernard's Road               Gordon & Reindel, since February 2001
Gladstone, NJ 07934                 and a partner of that firm for more than
(1)                                 25 years prior thereto. President and Chief
                                    Executive Officer of Wenonah Development
                                    Company (Investments) and a Director of Placer
                                    Dome Inc. (mining).

Donald J. Robinson, #+, 68          Senior Counsel at the law firm of Orrick,                92                None
98 Hell's Peak Road                 Herrington & Sutcliffe LLP since prior
Weston, VT 05161                    to 1997. Formerly a senior partner and a
(1)                                 member of the Executive Committee of that
                                    firm. He was also a member and Chairman of the
                                    Municipal Securities Rulemaking Board and a
                                    Trustee of the Museum of the City of New York.

*     There is no stated term of office for the Fund's Directors.

** Mr. Carifa is an "interested director", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.

#     Member of the Audit Committee.

+     Member of the Nominating Committee.


--------------------------------------------------------------------------------
32 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

                                                          ----------------------
                                                          MANAGEMENT OF THE FUND
                                                          ----------------------

OFFICER INFORMATION

Certain information concerning the Fund's Officers is listed below.

                                            POSITION(S)                            PRINCIPAL OCCUPATION
NAME, ADDRESS* AND AGE                    HELD WITH FUND                            DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Kathleen A. Corbet, 42                 Senior Vice President            Executive Vice President of Alliance Capital
                                                                        Management Corporation ("ACMC"),** with which she
                                                                        has been associated since prior to 1997.

Guy Davidson, 41                       Senior Vice President            Senior Vice President of ACMC,** with which he has
                                                                        been associated since prior to 1997.

Wayne D. Lyski, 61                     Senior Vice President            Executive Vice President of ACMC,** with which he
                                                                        has been associated since prior to 1997.

David M. Dowden, 37                    Vice President                   Senior Vice President of ACMC,** with which he has
                                                                        been associated since prior to 1997.

Terrance T. Hults, 36                  Vice President                   Vice President of ACMC,** with which he has been
                                                                        associated since prior to 1997.

William E. Oliver, 53                  Vice President                   Senior Vice President of ACMC.** with which he has
                                                                        been associated since prior to 1997.

Edmund P. Bergan, Jr., 52              Secretary                        Senior Vice President and General Counsel of
                                                                        Alliance Fund Distributors, Inc. ("AFD")** and
                                                                        Alliance Global Investor Services Inc. ("AGIS"),**
                                                                        with which he has been associated since prior to
                                                                        1997.

Mark D. Gersten, 52                    Treasurer and Chief              Senior Vice President of AGIS,** with
                                       Financial Officer                which he has been associated since prior to 1997.

Thomas R. Manley, 51                   Controller                       Vice President of ACMC,** with which he has been
                                                                        associated since prior to 1997.

* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, AFD and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 33

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

U.S. Stock Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

AllianceBernstein Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


--------------------------------------------------------------------------------
34 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

                                                  ------------------------------
                                                  SUMMARY OF GENERAL INFORMATION
                                                  ------------------------------

SUMMARY OF GENERAL
INFORMATION

Shareholder Information

Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction Section of newspapers each day, under the designation "ACMMSI." The Fund's NYSE trading symbol is "AFB". Weekly comparative net asset value (NAV) and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron's and other newspapers in a table called "Closed-End Bond Funds."

Dividend Reinvestment Plan

A Dividend Reinvestment Plan provides automatic reinvestment of dividends and capital gains in additional Fund shares.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call Equiserve Trust Company at (800) 219-4218.


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 35

NOTES

--------------------------------------------------------------------------------
36 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

Alliance National Municipal Income Fund
1345 Avenue of the Americas
New York, NY 10105

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

NMIAR1002